Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN DIVERSIFIED FUND
Entity Central Index Key	0000821484
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032307
Shareholder Report [Line Items]
Fund Name	Elfun Diversified Fund
Trading Symbol	ELDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Diversified Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Diversified Fund	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 179,784,308
Holdings Count | Holding	1,634
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$179,784,308
# of Portfolio Holdings	1,634
Portfolio Turnover Rate	16%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	43.3%
Bonds and Notes	28.2%
Mutual Funds and Exchange Traded Products	24.7%
Short-Term Investments	7.4%
U.S. Treasury Obligations	0.6%
Corporate Bonds & Notes	0.2%
Non-Agency Collateralized Mortgage Obligations	0.2%
U.S. Government Agency Obligations	0.2%
Agency Mortgage Backed	0.1%
Mortgage-Backed Securities	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	24.7%
Microsoft Corp.	3.1%
NVIDIA Corp.	2.9%
Apple, Inc.	2.9%
U.S. Treasury Notes, 0.75%, due 01/31/28	2.2%
Alphabet, Inc.	1.9%
Amazon.com, Inc.	1.7%
U.S. Treasury Notes, 3.88%, due 08/15/33	1.5%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/54	1.3%
U.S. Treasury Notes, 4.25%, due 12/31/25	1.1%